Stockholders' Equity - Additional Information (Detail) (USD $)						1 Months Ended	12 Months Ended		12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2014 Redeemable Convertible Preferred Stock [Member]	Jul. 31, 2013 Redeemable Convertible Preferred Stock [Member]	Feb. 28, 2013 Inventergy Inc [Member]	Dec. 31, 2013 Inventergy Inc [Member]	Dec. 31, 2013 Inventergy Inc [Member] Maximum [Member]	Dec. 31, 2013 Inventergy Inc [Member] Convertible Preferred Stock Series A One [Member]	Dec. 31, 2013 Inventergy Inc [Member] Convertible Preferred Stock Series A Two [Member]	Dec. 31, 2013 Inventergy Inc [Member] Redeemable Convertible Preferred Stock [Member]
Debt conversion, converted instrument, issuance date, month and year							2013-01
Debt conversion, converted instrument, shares issued						5,000,000
Debt instrument, conversion price						$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000				125,000,000	135,000,000
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	2,750	0		10,000,000				10,000,000
Proceeds from issuance of redeemable convertible preferred stock							$ 4,950,000		$ 3,308,874	$ 1,134,016
Temporary equity, redemption price per share									$ 0.55	$ 0.96
Temporary equity, liquidation preference per share									$ 0.0100	$ 1.6996
Temporary equity, redemption value	$ 2,750,000	$ 0		$ 2,750,000	$ 0		$ 50,000,000
Preferred stock, voting rights											Holders of redeemable convertible preferred stock are entitled to one vote for each share of common stock into which their shares can be converted. Holders of Series A redeemable convertible preferred stock together are entitled to appoint one director of the Company.